Share-based payment - Summary of Expenses on Stock Based Payment Plans (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense by plan	R$ (603)	R$ (536)	R$ (591)
Partner plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense by plan	(226)	(234)	(306)
Variable compensation plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense by plan	R$ (377)	R$ (302)	R$ (285)